Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders' Equity (Deficit) [Abstract]
Stockholders' Equity:

Note 9 Stockholders’ Equity (Deficit):

(A)	Preferred Stock

During the six months ended June 30, 2014 the Company did not issue any shares of preferred stock.

During the year ended December 31, 2013, the Company issued 10 shares of preferred stock held in Treasury.

Transaction Type	Quantity of Shares	Valuation	Range of Value per Share
Services rendered – officers	10	$830	$83
Total	10	$830	$83

(B)	Common Stock

During the six months ended June 30, 2014, the Company issued the following common stock:

Transaction Type	Quantity of Shares	Valuation	Range of Value per Share
Common stock issued to settle liabilities	320,000	$112,600	$0.20-0.38
Common stock issued for services	1,625,000	557,000	0.23-0.38
Common stock issued with promissory notes	800,000	160,000	0.20
Total	2,745,000	$829,600	$0.20-0.38

During the six months ended June 30, 2014, the Company granted common stock to a consultant for future services. The Company recognizes the fair value of the shares in the statement of operations in the period earned. As of June 30, 2014, the Company has $60,646 in stock compensation related to common stock issuance that is yet to be earned.

During the year ended December 31, 2013, the Company issued the following common stock:

Transaction Type	Quantity of Shares	Valuation	Range of Value per Share
Common stock issued for cash	70,000	$35,000	$0.50
Common stock issued for services	140,000	35,000	0.25
Conversion of debt and interest	51,249	36,000	0.70
Common stock issued with promissory notes	2,000,000	290,000	0.14-0.15
Common stock issued to acquire oil and gas assets	150,000	18,000	0.12
Total	2,411,249	$414,000	$0.12-0.70

(C)	Warrants

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price

Outstanding – January 1, 2013	2,075,000	$0.43
Exercisable – January 1, 2013	2,075,000	$0.43
Granted	7,321,250	$0.26
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2013	9,306,250	$0.30
Exercisable – December 31, 2013	9,306,250	$0.30
Granted	12,275,518	$0.31
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – June 30, 2014	21,581,768	$0.27
Exercisable – June 30, 2014	21,581,768	$0.27

Warrants Outstanding				Warrants Exercisable
Range of exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.15 - $0.85	21,581,768	4.46 years	$0.27	21,581,768	$0.27

At June 30, 2014 and December 31, 2013, the total intrinsic value of warrants outstanding and exercisable was $732,375 and $61,000, respectively.

During the six months ended June 30, 2014 the Company re-priced warrants to purchase an aggregate of 875,000 shares of common stock from an exercise price of $0.85 per share to an exercise price of $0.15 per share. All other terms of the warrants remain the same including the expiration dates. (March through May 2018).

 The Company recorded interest expense of $14,755 related to the re-priced warrants during the six months ended June 30, 2014 calculated as the fair value of the re-priced warrants minus the current fair value of the warrants before they were repriced.

During year ended December 31, 2013 the Company re-priced warrants to purchase an aggregate of 1,400,000 shares of common stock from an exercise price of $1.65 per share to an exercise price of $0.30 per share. All other terms of the warrants remain the same including the expiration date of October 31, 2017.

The Company recorded compensation expense of $27,427 related to the re-priced warrants during 2013 calculated as the fair value of the re-priced warrants minus the current fair value of the warrants before they were repriced.

On the dates of issuance during the six months ended June 30, 2014, the Company valued warrant issuances at fair value, utilizing a Black-Scholes option valuation model.  The Company utilized the following management assumptions:

Exercise price	$0.30 – $0.37
Expected dividends	0%
Expected volatility	158% – 168%
Risk fee interest rate	1.53% – 1.73%
Expected life of warrants	5 years
Expected forfeitures	0%

On the dates of issuance during the year ended December 31, 2013, the Company valued warrant issuances at fair value, utilizing a Black-Scholes option valuation model.  The Company utilized the following management assumptions:

Exercise price	$0.15 – $1.65
Expected dividends	0%
Expected volatility	172%
Risk fee interest rate	0.62% – 1.46%
Expected life of warrants	3.9 years – 5 years
Expected forfeitures	0%

(D)	Options

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price

Outstanding – January 1, 2013	3,000,000	$0.50
Exercisable – January 1, 2013	750,000	$0.50
Granted	11,100,000	$0.13
Exercised	-	$-
Forfeited/Cancelled	(1,500,000)	$0.50
Outstanding – December 31, 2013	12,600,000	$0.17
Exercisable – December 31, 2013	8,975,000	$0.16
Granted	1,000,000	$0.39
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – June 30, 2014	13,600,000	$0.19
Exercisable – June 30, 2014	12,725,000	$0.17

Options Outstanding				Options Exercisable
Range of exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.08-$0.50	13,600,000	5.39 years	$0.17	12,725,000	$0.17

At June 30, 2014, the total intrinsic value of options outstanding and exercisable was $1,417,500.

At December 31, 2013, the total intrinsic value of options outstanding and exercisable was $363,000 and $333,000, respectively.

During the six months ended June 30, 2014, the Company's board of directors authorized the grant of 1,000,000 stock options, having a total fair value of approximately $341,807, with a vesting period of 2.00 years. These options expire April 11, 2019.

As of June 30, 2014, the Company has $153,101 in stock-based compensation related to stock options that is yet to be vested. The weighted average expensing period of the unvested options is 1.78 years.

On the dates of grant during the six months ended June 30, 2014, the Company valued option issuances at fair value, utilizing a Black-Scholes option valuation model.  The Company utilized the following management assumptions:

Exercise price	$0.39
Expected dividends	0%
Expected volatility	158%
Risk fee interest rate	1.58%
Expected life of options	3.5 years
Expected forfeitures	0%

On the dates of grant during the year ended December 31, 2013, the Company valued option issuances at fair value, utilizing a Black-Scholes option valuation model.  The Company utilized the following management assumptions:

Exercise price	$0.08 – $0.19
Expected dividends	0%
Expected volatility	172%
Risk fee interest rate	1.66% – 2.69%
Expected life of options	3 years – 5 years
Expected forfeitures	0%

(E)	Treasury Stock

During the six months ended June 30, 2014 150,000 shares of common stock were returned to the Company and retired. The stock was originally issued in November 2013 as partial consideration for working and net revenue interests in oil and gas property located in Callahan County, Texas.

During the year ended December 31, 2013, the Company repurchased 50 shares of preferred stock at cost of $25,000 and issued 10 shares of preferred stock from treasury for compensation.

Note 7 Stockholders’ Equity (Deficit):

Simultaneously with the Merger with Stratex (See Note 1), on the Closing Date, all of the issued and outstanding shares of Stratex common stock converted, on a 2 for 1 basis, into shares of the Company’s common stock, (“Common Stock”). Also on the Closing Date, all of the issued and outstanding options to purchase shares of Stratex common stock, and all of the issued and outstanding warrants (collectively the “Stratex Convertible Securities”) to purchase shares of Stratex Common Stock, upon the exercise or conversion of the Stratex Convertible Securities, shall have the right to convert such Stratex Convertible Securities into the kind and amount of the Company’s  shares of Common Stock and other securities and property which such holder would have owned or have been entitled to receive of Stratex prior to the Closing of the Merger, on a 2 for 1 basis. The options will be administered under Stratex’s 2012 Equity Incentive Plan (the “Stratex Plan”), which the Company assumed and adopted on the Closing Date in connection with the Merger.

On the Closing Date, (i) approximately 33,372,550 shares of Common Stock were issued to former Stratex stockholders; (ii) 100 shares of Series A Preferred Stock were issued to former holders of Stratex Series A Preferred Stock; (iii) options to purchase 3,000,000 shares of Common Stock granted under the Stratex Plan pursuant to the assumption of the Stratex Plan; (iv) Warrants to purchase 675,000 shares of Common Stock at $0.70 per share issued to holders of 1,350,000 Stratex Warrants (that were exercisable at a price of $.35 per share) were assumed by the Company. In addition, pre-Merger stockholders of Pubco retained 6,110,000 shares of Common Stock.

(A)	Preferred Stock

During the year ended December 31, 2013, the Company issued 10 shares of preferred stock held in Treasury.

Transaction Type	Quantity of Shares	Valuation	Range of Value per Share
Services rendered – officers	10	$830	$83.00
Total	10	$830	$83.00

During the year ended December 31, 2012, the Company issued the following preferred stock:

Transaction Type	Quantity of Shares	Valuation	Range of Value per Share
Services rendered – officers	100	$8,292	$82.92
Total	100	$8,292	$82.92

(B)	Common Stock

During the year ended December 31, 2013, the Company issued the following common stock:

Transaction Type	Quantity of Shares	Valuation	Range of Value per Share
Common stock issued for cash	70,000	$35,000	$0.50
Common stock issued for services	140,000	35,000	0.25
Conversion of debt and interest	51,249	36,000	0.70
Common stock issued with promissory notes	2,000,000	290,000	0.14-0.15
Common stock issued to acquire oil and gas assets	150,000	18,000	0.12
Total	2,411,249	$414,000	$0.12-0.70

During the year ended December 31, 2012, the Company issued the following common stock:

Transaction Type	Quantity of Shares	Valuation	Range of Value per Share
Common stock issued for cash	6,182,500	$1,497,335	$0.014-0.70
Common stock issued for services	2,570,000	1,285,000	0.50
Conversion of debt and interest	1,692,334	1,174,165	0.50-0.70
Common stock issued with promissory notes	1,000,000	500,000	0.50
Issued in reverse acquisition	6,110,000	-	-
Common stock issued to acquire oil and gas assets	250,000	450,000	1.80
Total	17,804,834	$4,906,500	$0.014-1.80

(C)	Warrants

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price

Outstanding – January 1, 2012	645,000	$0.70
Exercisable – January 1, 2012	645,000	$0.70
Granted	1,430,000	$0.31
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2012	2,075,000	$0.43
Exercisable – December 31, 2012	2,075,000	$0.43
Granted	7,321,250	$0.26
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2013	9,306,250	$0.30
Exercisable – December 31, 2013	9,306,250	$0.30

Warrants Outstanding				Warrants Exercisable
Range of exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.15 - $0.85	9,306,250	4.87 years	$0.30	9,306,250	$0.30

At December 31, 2013 and 2012, the total intrinsic value of warrants outstanding and exercisable was $61,000 and $168,750, respectively.

During 2013 the Company re-priced warrants to purchase an aggregate of 1,400,000 common shares in the capital of the Company from an exercise price of $1.65 to an exercise price of $0.30. All other warrant terms remain the same including the expiry date of October 31, 2017

The Company recorded compensation expense related to the re-priced warrants of $27,427 during 2013 calculated as the fair value of the re-priced warrants minus the current fair value of the surrendered warrants.

(D)	Options

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price

Outstanding – January 1, 2012	-	$-
Exercisable – January 1, 2012	-	$-
Granted	3,000,000	$0.50
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2012	3,000,000	$0.50
Exercisable – December 31, 2012	750,000	$0.50
Granted	11,100,000	$0.13
Exercised	-	$-
Forfeited/Cancelled	(1,500,000)	$0.50
Outstanding – December 31, 2013	12,600,000	$0.17
Exercisable – December 31, 2013	8,975,000	$0.16

Options Outstanding				Options Exercisable
Range of exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.08-$0.50	12,600,000	5.93 years	$0.17	8,975,000	$0.16

At December 31, 2013, the total intrinsic value of options outstanding and exercisable was $363,000 and $333,000, respectively.

At December 31, 2012, the total intrinsic value of options outstanding and exercisable was $675,617.

(E)	Treasury Stock

During the year ended December 31, 2013, the Company repurchased 50 shares of preferred stock at cost of $25,000 and issued 10 shares of preferred stock from treasury for compensation.